Financial liabilities - Disclosure of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		1 Months Ended	12 Months Ended
	Jul. 10, 2020	Jun. 30, 2020	Dec. 31, 2021 EUR (€) borrowing	Dec. 31, 2020
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, number of PGE | borrowing			2
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			€ 1,126
Total			8,204
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			2,252
Total			37,747
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			2,247
Total			7,346
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			1,714
Total			1,714
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			300
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,300
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			808
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Interest-free Bpifrance loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			500
Interest-free Bpifrance loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Interest-free Bpifrance loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Interest-free Bpifrance loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Curadigm interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Curadigm interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			200
Curadigm interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			150
Curadigm interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, deferment period		1 year
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			661
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			2,572
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,904
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			425
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			2,662
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			2,237
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
EIB fixed rate loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, maturity				5 years
Borrowing, deferment period				1 year
EIB fixed rate loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			5,192
EIB fixed rate loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			28,762
EIB fixed rate loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
EIB fixed rate loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			€ 0
HSBC "PGE" and Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, maturity			5 years
Borrowing, deferment period			1 year